Shareholders' equity - Schedule of Transactions Affecting Issued and Outstanding Share Capital (Details) - CAD ($) $ in Millions	9 Months Ended	12 Months Ended			16 Months Ended
	Dec. 31, 2023	Mar. 31, 2024	Apr. 02, 2023	Apr. 03, 2022	Mar. 31, 2024
Number
Number of shares outstanding, beginning balance (in shares)	104,188,988	104,188,988	105,194,508	110,439,155
Purchase of subordinate voting shares (in shares)		(7,855,007)	(1,103,102)	(5,636,763)
Purchase of subordinate voting shares held for cancellation (in shares)			(49,700)
Purchase of subordinate voting shares (in shares)		(7,855,007)	(1,152,802)	(5,636,763)
Exercise of stock options (in shares)		64,058	60,248	342,148
Settlement of RSUs (in shares)		134,475	87,034	49,968
Total share issuances (in shares)		198,533	147,282	392,116
Number of shares outstanding, ending balance (in shares)		96,532,514	104,188,988	105,194,508	96,532,514
$
Shareholders’ equity, beginning balance	$ 477.5	$ 477.5	$ 427.9	$ 577.6
Total share issuances		0.1	0.0	7.1
Shareholders’ equity, ending balance		$ 423.5	$ 477.5	$ 427.9	$ 423.5
Multiple voting shares
Number
Number of shares outstanding, beginning balance (in shares)	51,004,076	51,004,076	51,004,076	51,004,076
Purchase of subordinate voting shares (in shares)		0	0	0
Purchase of subordinate voting shares held for cancellation (in shares)			0
Purchase of subordinate voting shares (in shares)		0	0	0
Exercise of stock options (in shares)		0	0	0
Settlement of RSUs (in shares)		0	0	0
Total share issuances (in shares)		0	0	0
Number of shares outstanding, ending balance (in shares)		51,004,076	51,004,076	51,004,076	51,004,076
Subordinate voting shares
Number
Number of shares outstanding, beginning balance (in shares)	53,184,912	53,184,912	54,190,432	59,435,079
Purchase of subordinate voting shares (in shares)		(7,855,007)	(1,103,102)	(5,636,763)
Purchase of subordinate voting shares held for cancellation (in shares)			(49,700)
Purchase of subordinate voting shares (in shares)	(4,268,883)	(7,855,007)	(1,152,802)	(5,636,763)	(5,421,685)
Exercise of stock options (in shares)		64,058	60,248	342,148
Settlement of RSUs (in shares)		134,475	87,034	49,968
Total share issuances (in shares)		198,533	147,282	392,116
Number of shares outstanding, ending balance (in shares)		45,528,438	53,184,912	54,190,432	45,528,438
Share capital
$
Shareholders’ equity, beginning balance	$ 118.7	$ 118.7	$ 118.5	$ 120.5
Purchase of subordinate voting shares (in $ per share)		(17.8)	(2.4)	(11.9)
Purchase of subordinate voting shares held for cancellation			(0.1)
Total share purchases		(17.8)	(2.5)	(11.9)
Exercise of stock options (in $ per share)		0.2	0.0	8.5
Settlement of RSUs		3.8	2.7	1.4
Total share issuances		4.0	2.7	9.9
Shareholders’ equity, ending balance		104.9	118.7	118.5	$ 104.9
Share capital | Multiple voting shares
$
Shareholders’ equity, beginning balance	1.4	1.4	1.4	1.4
Purchase of subordinate voting shares (in $ per share)		0.0	0.0	0.0
Purchase of subordinate voting shares held for cancellation			0.0
Total share purchases		0.0	0.0	0.0
Exercise of stock options (in $ per share)		0.0	0.0	0.0
Settlement of RSUs		0.0	0.0	0.0
Total share issuances		0.0	0.0	0.0
Shareholders’ equity, ending balance		1.4	1.4	1.4	1.4
Share capital | Subordinate voting shares
$
Shareholders’ equity, beginning balance	$ 117.3	117.3	117.1	119.1
Purchase of subordinate voting shares (in $ per share)		(17.8)	(2.4)	(11.9)
Purchase of subordinate voting shares held for cancellation			(0.1)
Total share purchases		(17.8)	(2.5)	(11.9)
Exercise of stock options (in $ per share)		0.2	0.0	8.5
Settlement of RSUs		3.8	2.7	1.4
Total share issuances		4.0	2.7	9.9
Shareholders’ equity, ending balance		$ 103.5	$ 117.3	$ 117.1	$ 103.5